UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08314

Schwab Annuity Portfolios

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Annuity Portfolios

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1.	Schedule of Investments.

Schwab Annuity Portfolios
Schwab Government Money Market Portfolio™

Portfolio Holdings as of September 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date; the reference rate and spread used is shown parenthetically in the security description, if available, if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 27.5% of net assets
U.S. Government Agency Debt 25.5%
FEDERAL FARM CREDIT BANKS FUNDING CORP		1.42%		04/02/18	200,000	200,213
FEDERAL HOME LOAN BANKS		0.92%		10/04/17	1,000,000	999,923
		0.92%		10/13/17	1,000,000	999,693
		0.95%		10/13/17	300,000	299,905
		1.08%		10/20/17	250,000	249,858
		0.98%		10/25/17	1,000,000	999,347
		1.07%		11/01/17	1,000,000	999,075
		0.95%		11/02/17	200,000	199,831
		1.00%		11/03/17	500,000	499,542
		1.00%		11/08/17	500,000	499,472
		1.04%		11/15/17	2,000,000	1,997,403
		1.08%		11/27/17	200,000	199,658
		1.10%		11/27/17	500,000	499,129
		1.05%		12/06/17	1,000,000	998,081
		1.09%		12/06/17	500,000	499,003
		1.05%		12/13/17	500,000	498,940
		1.13%		12/13/17	350,000	349,195
		1.05%		12/20/17	2,230,000	2,224,802
		1.14%		12/29/17	400,000	398,873
		1.15%		01/05/18	500,000	498,473
		1.15%		01/12/18	500,000	498,362
		1.14%		01/31/18	3,000,000	2,988,410
		1.15%		02/07/18	100,000	99,589
		1.13%		02/21/18	1,000,000	995,527
		1.14%		02/28/18	1,000,000	995,250
		1.13%		03/02/18	1,000,000	995,250
		1.14%		03/14/18	1,000,000	994,807
		0.88%		03/19/18	500,000	499,254
		1.18%		03/28/18	800,000	795,352
1

Schwab Government Money Market Portfolio
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FEDERAL HOME LOAN MORTGAGE CORPORATION		1.05%		02/26/18	1,000,000	999,594
		0.88%		03/07/18	750,000	749,023
		0.75%		04/09/18	500,000	498,880
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.88%		10/26/17	1,000,000	999,939
						26,219,653
U.S. Treasury Debt 2.0%
UNITED STATES TREASURY		1.00%		12/15/17	500,000	500,006
		3.50%		02/15/18	1,000,000	1,008,658
		2.75%		02/28/18	500,000	503,217
						2,011,881
Total Fixed-Rate Obligations
(Cost $28,231,534)						28,231,534

Variable-Rate Obligations 18.9% of net assets
U.S. Government Agency Debt 18.4%
FEDERAL HOME LOAN BANKS
(3 mo. USD-LIBOR - 0.09%)		1.22%		11/02/17	1,000,000	999,967
(3 mo. USD-LIBOR - 0.06%)		1.26%		12/18/17	2,000,000	2,001,073
(3 mo. USD-LIBOR - 0.03%)		1.27%	10/02/17	01/02/18	1,000,000	1,000,745
(3 mo. USD-LIBOR - 0.28%)		1.03%	10/19/17	01/19/18	350,000	350,000
(1 mo. USD-LIBOR - 0.17%)		1.07%	10/22/17	01/22/18	3,000,000	3,000,000
(3 mo. USD-LIBOR - 0.28%)		1.04%	10/26/17	01/26/18	500,000	500,000
(3 mo. USD-LIBOR - 0.38%)		0.93%	11/09/17	02/09/18	1,000,000	1,000,000
(3 mo. USD-LIBOR - 0.15%)		1.16%	11/16/17	02/16/18	350,000	350,171
(3 mo. USD-LIBOR - 0.16%)		1.16%	11/26/17	02/26/18	1,000,000	1,000,000
(1 mo. USD-LIBOR - 0.15%)		1.09%	10/12/17	03/12/18	1,000,000	1,000,000
(3 mo. USD-LIBOR - 0.22%)		1.10%	12/19/17	03/19/18	500,000	500,218
(3 mo. USD-LIBOR - 0.31%)		1.02%	12/21/17	03/21/18	500,000	500,027
(1 mo. USD-LIBOR - 0.15%)		1.09%	10/20/17	04/20/18	1,000,000	999,978
(3 mo. USD-LIBOR - 0.35%)		0.97%	11/15/17	05/15/18	1,000,000	1,000,013
(3 mo. USD-LIBOR - 0.04%)		1.28%	12/07/17	06/07/18	350,000	350,541
(1 mo. USD-LIBOR - 0.15%)		1.09%	10/27/17	07/27/18	1,000,000	1,000,000
(3 mo. USD-LIBOR - 0.27%)		1.03%	10/05/17	10/05/18	500,000	500,000
(1 mo. USD-LIBOR - 0.13%)		1.11%	10/10/17	10/10/18	500,000	500,000
(1 mo. USD-LIBOR - 0.07%)		1.17%	10/11/17	02/11/19	500,000	500,000
(1 mo. USD-LIBOR - 0.07%)		1.17%	10/25/17	02/25/19	900,000	900,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
(1 mo. USD-LIBOR + 0.04%)		1.28%	10/13/17	11/13/17	1,000,000	1,000,000
						18,952,733
U.S. Treasury Debt 0.5%
UNITED STATES TREASURY
(3 mo. Treasury Money Market Yield + 0.19%)		1.24%	10/02/17	04/30/18	500,000	500,452
Total Variable-Rate Obligations
(Cost $19,453,185)						19,453,185
2

Schwab Government Money Market Portfolio
Portfolio Holdings (Unaudited) continued

Security	Footnotes	Rate			Number of Shares	Value ($)
Other Investment Company 0.0% of net assets
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	(a)	0.92%	n/a	n/a	45,600	45,600
Total Other Investment Company
(Cost $45,600)						45,600
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 53.7% of net assets
U.S. Government Agency Repurchase Agreements* 46.7%
BANK OF MONTREAL
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $2,040,180, 1.75% - 2.38%, due 05/15/23 - 08/15/24)		1.06%		10/02/17	2,000,177	2,000,000
BANK OF NOVA SCOTIA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $2,060,182, 3.00% - 4.00%, due 02/01/42 - 08/20/47)		1.06%		10/02/17	2,000,177	2,000,000
BARCLAYS BANK PLC
Issued 09/27/17, repurchase date 10/04/17 (Collateralized by U.S. Government Agency Securities valued at $5,151,526, 4.00% - 4.50%, due 07/20/47 - 08/20/47)		1.02%		10/04/17	5,000,992	5,000,000
BNP PARIBAS SA
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $10,201,018, 0.38% - 9.13%, due 05/15/18 - 08/25/46)		1.06%		10/02/17	10,000,883	10,000,000
JP MORGAN SECURITIES LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $8,160,093, 0.00% - 1.63%, due 01/04/18 - 04/30/23)		1.07%		10/02/17	8,000,713	8,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $15,450,000, 3.50%, due 09/02/47)		1.07%		10/02/17	15,001,338	15,000,000
MIZUHO SECURITIES USA LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $1,020,074, 1.75%, due 01/31/23)		1.07%		10/02/17	1,000,089	1,000,000
WELLS FARGO SECURITIES LLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Government Agency Securities valued at $5,200,464, 3.00% - 4.50%, due 03/01/43 - 06/01/44)		1.07%		10/02/17	5,000,446	5,000,000
						48,000,000
3

Schwab Government Money Market Portfolio
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
U.S. Treasury Repurchase Agreements 7.0%
BARCLAYS BANK PLC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $5,100,509, 1.63% - 2.88%, due 06/30/22 - 11/15/46)		1.05%		10/02/17	5,000,438	5,000,000
BARCLAYS CAPITAL INC
Issued 09/29/17, repurchase date 10/02/17 (Collateralized by U.S. Treasury Securities valued at $2,170,456, 0.00% - 9.13%, due 03/29/18 - 11/15/43)		1.05%		10/02/17	2,128,030	2,127,844
						7,127,844
Total Repurchase Agreements
(Cost $55,127,844)						55,127,844
(a)	The rate shown is the 7-day yield.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.

The following is a summary of the inputs used to value the fund's investments as of September 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$28,231,534	$—	$28,231,534
Variable-Rate Obligations[1]	—	19,453,185	—	19,453,185
Other Investment Company[1]	45,600	—	—	45,600
Repurchase Agreements[1]	—	55,127,844	—	55,127,844
Total	$45,600	$102,812,563	$—	$102,858,163
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017.
4

Schwab Government Money Market Portfolio
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG47713SEP17
5

Schwab Annuity Portfolios
Schwab MarketTrack Growth Portfolio II™

Portfolio Holdings as of September 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.3% of net assets

Equity Funds 80.7%
International 20.3%
Schwab International Index Fund	264,988	5,477,301
Large-Cap 40.1%
Schwab 1000 Index Fund	44,773	2,740,080
Schwab S&P 500 Index Fund	205,302	8,070,417
		10,810,497
Small-Cap 20.3%
Schwab Small-Cap Index Fund	175,334	5,466,926
		21,754,724

Fixed-Income Fund 14.5%
Intermediate-Term Bond 14.5%
Schwab U.S. Aggregate Bond Index Fund	388,363	3,918,580

Money Market Fund 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares 1.10% (a)	845,056	845,309
Total Affiliated Underlying Funds
(Cost $15,119,077)		26,518,613
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.7% of net assets

Time Deposits 1.7%
BNP Paribas
0.59%, 10/02/17 (b)	182,295	182,295
Sumitomo Mitsui Banking Corp.
0.59%, 10/02/17 (b)	269,196	269,196
Total Short-Term Investments
(Cost $451,491)		451,491
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2017:
Affiliated Underlying Funds	Balance of Shares Held at 12/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses) 01/01/17 to 09/30/17	Distributions Received* 01/01/17 to 09/30/17
Schwab 1000 Index Fund	50,270	—	(5,497)	44,773	$266,311	$96,282	$—
Schwab International Index Fund	315,014	—	(50,026)	264,988	861,257	178,011	—
Schwab S&P 500 Index Fund	236,064	—	(30,762)	205,302	598,881	490,222	—
Schwab Small-Cap Index Fund	193,526	—	(18,192)	175,334	349,756	219,101	—
Schwab Total Bond Market Fund	424,340	2,536	(426,876)	—	(160,264)	198,623	30,462
Schwab U.S. Aggregate Bond Index Fund	—	411,088	(22,725)	388,363	7,796	1,033	43,502
Schwab Variable Share Price Money Fund, Ultra Shares	839,584	5,472	—	845,056	—	—	5,890
Total					$1,923,737	$1,183,272	$79,854
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

1

Schwab MarketTrack Growth Portfolio II
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of September 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$26,518,613	$—	$—	$26,518,613
Short-Term Investments[1]	—	451,491	—	451,491
Total	$26,518,613	$451,491	$—	$26,970,104
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
2

Schwab MarketTrack Growth Portfolio II
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
3

Schwab MarketTrack Growth Portfolio II
Notes to Portfolio Holdings (continued)

REG47714SEP17
4

Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of September 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.7%
BorgWarner, Inc.	3,100	158,813
Delphi Automotive plc	3,858	379,627
Ford Motor Co.	57,602	689,496
General Motors Co.	18,995	767,018
Harley-Davidson, Inc.	2,702	130,263
The Goodyear Tire & Rubber Co.	3,662	121,762
		2,246,979

Banks 6.4%
Bank of America Corp.	144,446	3,660,262
BB&T Corp.	11,992	562,904
Citigroup, Inc.	40,476	2,944,224
Citizens Financial Group, Inc.	7,192	272,361
Comerica, Inc.	2,630	200,564
Fifth Third Bancorp	11,505	321,910
Huntington Bancshares, Inc.	16,456	229,726
JPMorgan Chase & Co.	51,853	4,952,480
KeyCorp	15,700	295,474
M&T Bank Corp.	2,171	349,618
People’s United Financial, Inc.	5,100	92,514
Regions Financial Corp.	17,127	260,844
SunTrust Banks, Inc.	7,200	430,344
The PNC Financial Services Group, Inc.	7,120	959,562
U.S. Bancorp	23,454	1,256,900
Wells Fargo & Co.	66,250	3,653,688
Zions Bancorp	2,908	137,199
		20,580,574

Capital Goods 7.4%
3M Co.	8,695	1,825,080
A.O. Smith Corp.	2,178	129,439
Acuity Brands, Inc.	600	102,768
Allegion plc	1,533	132,559
AMETEK, Inc.	3,409	225,130
Arconic, Inc.	5,651	140,597
Caterpillar, Inc.	8,731	1,088,843
Cummins, Inc.	2,379	399,743
Deere & Co.	4,557	572,314
Dover Corp.	2,300	210,197
Eaton Corp. plc	6,734	517,104
Emerson Electric Co.	9,411	591,387
Fastenal Co.	4,352	198,364
Flowserve Corp.	1,789	76,194
Fluor Corp.	2,000	84,200
Fortive Corp.	4,453	315,228
Fortune Brands Home & Security, Inc.	2,200	147,906
General Dynamics Corp.	4,145	852,129
General Electric Co.	128,580	3,109,064
Honeywell International, Inc.	11,069	1,568,920
Illinois Tool Works, Inc.	4,673	691,417
Ingersoll-Rand plc	3,900	347,763
Security	Number of Shares	Value ($)
Jacobs Engineering Group, Inc.	1,738	101,273
Johnson Controls International plc	13,788	555,519
L3 Technologies, Inc.	1,100	207,273
Lockheed Martin Corp.	3,730	1,157,382
Masco Corp.	4,821	188,067
Northrop Grumman Corp.	2,554	734,837
PACCAR, Inc.	5,130	371,104
Parker-Hannifin Corp.	2,035	356,166
Pentair plc	2,399	163,036
Quanta Services, Inc. *	2,497	93,313
Raytheon Co.	4,313	804,720
Rockwell Automation, Inc.	1,785	318,105
Rockwell Collins, Inc.	2,425	316,972
Roper Technologies, Inc.	1,504	366,074
Snap-on, Inc.	939	139,920
Stanley Black & Decker, Inc.	2,223	335,606
Textron, Inc.	4,174	224,895
The Boeing Co.	8,225	2,090,877
TransDigm Group, Inc.	750	191,737
United Rentals, Inc. *	1,200	166,488
United Technologies Corp.	10,917	1,267,245
W.W. Grainger, Inc.	842	151,349
Xylem, Inc.	2,695	168,788
		23,797,092

Commercial & Professional Services 0.6%
Cintas Corp.	1,357	195,788
Equifax, Inc.	1,742	184,635
IHS Markit Ltd. *	5,500	242,440
Nielsen Holdings plc	4,983	206,545
Republic Services, Inc.	3,336	220,376
Robert Half International, Inc.	1,750	88,095
Stericycle, Inc. *	1,300	93,106
Verisk Analytics, Inc. *	2,400	199,656
Waste Management, Inc.	5,905	462,184
		1,892,825

Consumer Durables & Apparel 1.1%
Coach, Inc.	4,294	172,962
D.R. Horton, Inc.	5,022	200,529
Garmin Ltd.	1,600	86,352
Hanesbrands, Inc.	5,646	139,117
Hasbro, Inc.	1,675	163,597
Leggett & Platt, Inc.	1,900	90,687
Lennar Corp., Class A	3,200	168,960
Mattel, Inc.	4,800	74,304
Michael Kors Holdings Ltd. *	2,300	110,055
Mohawk Industries, Inc. *	900	222,759
Newell Brands, Inc.	7,024	299,714
NIKE, Inc., Class B	19,614	1,016,986
PulteGroup, Inc.	4,442	121,400
PVH Corp.	1,086	136,901
Ralph Lauren Corp.	742	65,511
Under Armour, Inc., Class A *(b)	2,952	48,649
Under Armour, Inc., Class C *(b)	2,469	37,084

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
VF Corp.	4,940	314,036
Whirlpool Corp.	1,133	208,971
		3,678,574

Consumer Services 1.8%
Carnival Corp.	6,022	388,841
Chipotle Mexican Grill, Inc. *	409	125,902
Darden Restaurants, Inc.	1,791	141,095
H&R Block, Inc.	2,938	77,798
Hilton Worldwide Holdings, Inc.	3,000	208,350
Marriott International, Inc., Class A	4,545	501,132
McDonald’s Corp.	11,963	1,874,363
MGM Resorts International	7,139	232,660
Royal Caribbean Cruises Ltd.	2,550	302,277
Starbucks Corp.	21,588	1,159,492
Wyndham Worldwide Corp.	1,580	166,548
Wynn Resorts Ltd.	1,257	187,192
Yum! Brands, Inc.	5,000	368,050
		5,733,700

Diversified Financials 5.4%
Affiliated Managers Group, Inc.	800	151,864
American Express Co.	10,872	983,481
Ameriprise Financial, Inc.	2,263	336,078
Berkshire Hathaway, Inc., Class B *	28,584	5,240,019
BlackRock, Inc.	1,790	800,291
Capital One Financial Corp.	7,080	599,393
CBOE Holdings, Inc.	1,600	172,208
CME Group, Inc.	5,031	682,606
Discover Financial Services	5,590	360,443
E*TRADE Financial Corp. *	4,176	182,115
Franklin Resources, Inc.	5,000	222,550
Intercontinental Exchange, Inc.	8,754	601,400
Invesco Ltd.	6,010	210,590
Leucadia National Corp.	4,639	117,135
Moody’s Corp.	2,423	337,306
Morgan Stanley	20,599	992,254
Nasdaq, Inc.	1,600	124,112
Navient Corp.	3,300	49,566
Northern Trust Corp.	3,131	287,833
Raymond James Financial, Inc.	2,000	168,660
S&P Global, Inc.	3,830	598,667
State Street Corp.	5,500	525,470
Synchrony Financial	10,892	338,197
T. Rowe Price Group, Inc.	3,523	319,360
The Bank of New York Mellon Corp.	15,478	820,644
The Charles Schwab Corp. (a)	17,849	780,715
The Goldman Sachs Group, Inc.	5,270	1,249,991
		17,252,948

Energy 6.1%
Anadarko Petroleum Corp.	8,433	411,952
Andeavor	2,200	226,930
Apache Corp.	5,508	252,266
Baker Hughes, a GE Co.	6,263	229,351
Cabot Oil & Gas Corp.	6,820	182,435
Chesapeake Energy Corp. *	14,856	63,881
Chevron Corp.	27,916	3,280,130
Cimarex Energy Co.	1,351	153,568
Concho Resources, Inc. *	2,136	281,354
ConocoPhillips	18,205	911,160
Devon Energy Corp.	7,932	291,184
EOG Resources, Inc.	8,640	835,834
EQT Corp.	2,600	169,624
Exxon Mobil Corp.	62,877	5,154,657
Halliburton Co.	12,695	584,351
Security	Number of Shares	Value ($)
Helmerich & Payne, Inc. (b)	1,500	78,165
Hess Corp.	3,933	184,418
Kinder Morgan, Inc.	27,333	524,247
Marathon Oil Corp.	12,768	173,134
Marathon Petroleum Corp.	7,264	407,365
National Oilwell Varco, Inc.	5,401	192,978
Newfield Exploration Co. *	3,141	93,194
Noble Energy, Inc.	6,812	193,188
Occidental Petroleum Corp.	11,397	731,801
ONEOK, Inc.	5,627	311,792
Phillips 66	6,408	587,037
Pioneer Natural Resources Co.	2,485	366,637
Range Resources Corp.	3,514	68,769
Schlumberger Ltd.	20,594	1,436,637
TechnipFMC plc *	6,746	188,348
The Williams Cos., Inc.	12,190	365,822
Valero Energy Corp.	6,665	512,739
		19,444,948

Food & Staples Retailing 1.8%
Costco Wholesale Corp.	6,524	1,071,828
CVS Health Corp.	15,119	1,229,477
Sysco Corp.	7,164	386,498
The Kroger Co.	13,410	269,005
Wal-Mart Stores, Inc.	21,682	1,694,231
Walgreens Boots Alliance, Inc.	13,453	1,038,841
		5,689,880

Food, Beverage & Tobacco 4.6%
Altria Group, Inc.	28,430	1,803,031
Archer-Daniels-Midland Co.	8,235	350,070
Brown-Forman Corp., Class B	2,854	154,972
Campbell Soup Co.	3,045	142,567
ConAgra Foods, Inc.	6,278	211,820
Constellation Brands, Inc., Class A	2,520	502,614
Dr Pepper Snapple Group, Inc.	2,800	247,716
General Mills, Inc.	8,658	448,138
Hormel Foods Corp.	3,808	122,389
Kellogg Co.	3,800	237,006
McCormick & Co., Inc. — Non Voting Shares	1,600	164,224
Molson Coors Brewing Co., Class B	2,624	214,223
Mondelez International, Inc., Class A	22,196	902,489
Monster Beverage Corp. *	6,000	331,500
PepsiCo, Inc.	20,904	2,329,333
Philip Morris International, Inc.	22,904	2,542,573
The Coca-Cola Co.	56,945	2,563,094
The Hershey Co.	2,044	223,144
The JM Smucker Co.	1,646	172,715
The Kraft Heinz Co.	8,826	684,456
Tyson Foods, Inc., Class A	4,440	312,798
		14,660,872

Health Care Equipment & Services 5.6%
Abbott Laboratories	25,771	1,375,141
Aetna, Inc.	4,882	776,287
Align Technology, Inc. *	1,100	204,897
AmerisourceBergen Corp.	2,510	207,702
Anthem, Inc.	3,936	747,368
Baxter International, Inc.	7,127	447,219
Becton, Dickinson & Co.	3,385	663,291
Boston Scientific Corp. *	20,328	592,968
C.R. Bard, Inc.	1,020	326,910
Cardinal Health, Inc.	4,624	309,438
Centene Corp. *	2,600	251,602
Cerner Corp. *	4,500	320,940
Cigna Corp.	3,691	689,996

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Danaher Corp.	9,007	772,620
DaVita, Inc. *	2,230	132,440
Dentsply Sirona, Inc.	3,300	197,373
Edwards Lifesciences Corp. *	3,156	344,982
Envision Healthcare Corp. *	1,700	76,415
Express Scripts Holding Co. *	8,537	540,563
HCA Healthcare, Inc. *	4,200	334,278
Henry Schein, Inc. *	2,400	196,776
Hologic, Inc. *	4,200	154,098
Humana, Inc.	2,180	531,113
IDEXX Laboratories, Inc. *	1,300	202,137
Intuitive Surgical, Inc. *	551	576,280
Laboratory Corp. of America Holdings *	1,504	227,059
McKesson Corp.	3,118	478,956
Medtronic plc	20,145	1,566,677
Patterson Cos., Inc.	1,280	49,472
Quest Diagnostics, Inc.	1,960	183,534
ResMed, Inc.	2,097	161,385
Stryker Corp.	4,907	696,892
The Cooper Cos., Inc.	700	165,977
UnitedHealth Group, Inc.	14,214	2,783,812
Universal Health Services, Inc., Class B	1,300	144,222
Varian Medical Systems, Inc. *	1,300	130,078
Zimmer Biomet Holdings, Inc.	3,083	360,988
		17,921,886

Household & Personal Products 1.8%
Church & Dwight Co., Inc.	3,800	184,110
Colgate-Palmolive Co.	13,178	960,017
Coty, Inc., Class A	7,300	120,669
Kimberly-Clark Corp.	5,313	625,234
The Clorox Co.	1,900	250,629
The Estee Lauder Cos., Inc., Class A	3,200	345,088
The Procter & Gamble Co.	37,590	3,419,938
		5,905,685

Insurance 2.7%
Aflac, Inc.	5,963	485,329
American International Group, Inc.	13,293	816,057
Aon plc	3,704	541,154
Arthur J. Gallagher & Co.	2,500	153,875
Assurant, Inc.	800	76,416
Brighthouse Financial, Inc. *	1,469	89,315
Chubb Ltd.	6,925	987,159
Cincinnati Financial Corp.	2,199	168,377
Everest Re Group Ltd.	600	137,034
Lincoln National Corp.	3,262	239,692
Loews Corp.	3,891	186,223
Marsh & McLennan Cos., Inc.	7,632	639,638
MetLife, Inc.	15,762	818,836
Principal Financial Group, Inc.	4,163	267,847
Prudential Financial, Inc.	6,414	681,937
The Allstate Corp.	5,421	498,244
The Hartford Financial Services Group, Inc.	5,615	311,240
The Progressive Corp.	8,773	424,789
The Travelers Cos., Inc.	3,889	476,480
Torchmark Corp.	1,600	128,144
Unum Group	3,453	176,552
Willis Towers Watson plc	1,941	299,360
XL Group Ltd.	4,100	161,745
		8,765,443

Materials 3.0%
Air Products & Chemicals, Inc.	3,209	485,265
Albemarle Corp.	1,588	216,460
Avery Dennison Corp.	1,300	127,842
Security	Number of Shares	Value ($)
Ball Corp.	5,318	219,633
CF Industries Holdings, Inc.	3,575	125,697
DowDuPont, Inc.	34,515	2,389,474
Eastman Chemical Co.	2,200	199,078
Ecolab, Inc.	3,897	501,193
FMC Corp.	2,000	178,620
Freeport-McMoRan, Inc. *	20,077	281,881
International Flavors & Fragrances, Inc.	1,160	165,776
International Paper Co.	6,298	357,852
LyondellBasell Industries N.V., Class A	4,863	481,680
Martin Marietta Materials, Inc.	900	185,607
Monsanto Co.	6,362	762,295
Newmont Mining Corp.	8,052	302,031
Nucor Corp.	4,699	263,332
Packaging Corp. of America	1,393	159,749
PPG Industries, Inc.	3,908	424,643
Praxair, Inc.	4,187	585,091
Sealed Air Corp.	2,828	120,812
The Mosaic Co.	5,100	110,109
The Sherwin-Williams Co.	1,193	427,142
Vulcan Materials Co.	1,955	233,818
WestRock Co.	3,628	205,817
		9,510,897

Media 2.8%
CBS Corp., Class B — Non Voting Shares	5,380	312,040
Charter Communications, Inc., Class A *	3,000	1,090,260
Comcast Corp., Class A	69,414	2,671,051
Discovery Communications, Inc., Class A *	2,300	48,967
Discovery Communications, Inc., Class C *	3,070	62,198
DISH Network Corp., Class A *	3,400	184,382
News Corp., Class A	5,148	68,262
News Corp., Class B	2,000	27,300
Omnicom Group, Inc.	3,340	247,394
Scripps Networks Interactive, Inc., Class A	1,500	128,835
The Interpublic Group of Cos., Inc.	5,697	118,441
The Walt Disney Co.	22,833	2,250,649
Time Warner, Inc.	11,437	1,171,721
Twenty-First Century Fox, Inc., Class A	15,958	420,972
Twenty-First Century Fox, Inc., Class B	6,200	159,898
Viacom, Inc., Class B	5,416	150,781
		9,113,151

Pharmaceuticals, Biotechnology & Life Sciences 8.8%
AbbVie, Inc.	23,609	2,097,896
Agilent Technologies, Inc.	4,851	311,434
Alexion Pharmaceuticals, Inc. *	3,339	468,428
Allergan plc	4,997	1,024,135
Amgen, Inc.	10,803	2,014,219
Biogen, Inc. *	3,086	966,288
Bristol-Myers Squibb Co.	24,373	1,553,535
Celgene Corp. *	11,462	1,671,389
Eli Lilly & Co.	14,405	1,232,204
Gilead Sciences, Inc.	19,352	1,567,899
Illumina, Inc. *	2,200	438,240
Incyte Corp. *	2,500	291,850
Johnson & Johnson	39,566	5,143,976
Merck & Co., Inc.	40,268	2,578,360
Mettler-Toledo International, Inc. *	380	237,941
Mylan N.V. *	7,791	244,404
PerkinElmer, Inc.	1,500	103,455
Perrigo Co., plc	1,934	163,713
Pfizer, Inc.	88,648	3,164,734
Quintiles IMS Holdings, Inc. *	2,300	218,661
Regeneron Pharmaceuticals, Inc. *	1,137	508,375
Thermo Fisher Scientific, Inc.	5,854	1,107,577
Vertex Pharmaceuticals, Inc. *	3,701	562,700

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Waters Corp. *	1,200	215,424
Zoetis, Inc.	7,322	466,851
		28,353,688

Real Estate 3.0%
Alexandria Real Estate Equities, Inc.	1,350	160,610
American Tower Corp.	6,244	853,430
Apartment Investment & Management Co., Class A	2,677	117,413
AvalonBay Communities, Inc.	2,008	358,267
Boston Properties, Inc.	2,309	283,730
CBRE Group, Inc., Class A *	4,300	162,884
Crown Castle International Corp.	5,903	590,182
Digital Realty Trust, Inc.	3,100	366,823
Duke Realty Corp.	5,258	151,536
Equinix, Inc.	1,168	521,278
Equity Residential	5,500	362,615
Essex Property Trust, Inc.	1,000	254,030
Extra Space Storage, Inc.	1,950	155,844
Federal Realty Investment Trust	1,096	136,134
GGP, Inc.	8,600	178,622
HCP, Inc.	7,116	198,038
Host Hotels & Resorts, Inc.	10,460	193,405
Iron Mountain, Inc.	3,787	147,314
Kimco Realty Corp.	6,720	131,376
Mid-America Apartment Communities, Inc.	1,600	171,008
Prologis, Inc.	7,710	489,277
Public Storage	2,252	481,906
Realty Income Corp.	3,900	223,041
Regency Centers Corp.	2,000	124,080
SBA Communications Corp. *	1,808	260,442
Simon Property Group, Inc.	4,601	740,807
SL Green Realty Corp.	1,500	151,980
The Macerich Co.	1,807	99,331
UDR, Inc.	4,150	157,825
Ventas, Inc.	5,219	339,913
Vornado Realty Trust	2,560	196,813
Welltower, Inc.	5,518	387,805
Weyerhaeuser Co.	11,194	380,932
		9,528,691

Retailing 5.3%
Advance Auto Parts, Inc.	1,167	115,766
Amazon.com, Inc. *	5,873	5,646,009
AutoZone, Inc. *	437	260,063
Best Buy Co., Inc.	3,871	220,492
CarMax, Inc. *	2,726	206,658
Dollar General Corp.	3,785	306,774
Dollar Tree, Inc. *	3,472	301,439
Expedia, Inc.	1,750	251,895
Foot Locker, Inc.	1,900	66,918
Genuine Parts Co.	2,100	200,865
Kohl’s Corp.	2,682	122,433
L Brands, Inc.	3,564	148,298
LKQ Corp. *	4,500	161,955
Lowe’s Cos., Inc.	12,530	1,001,648
Macy’s, Inc.	4,322	94,306
Netflix, Inc. *	6,437	1,167,350
Nordstrom, Inc.	1,750	82,513
O'Reilly Automotive, Inc. *	1,309	281,919
Ross Stores, Inc.	5,678	366,629
Signet Jewelers Ltd.	800	53,240
Target Corp.	8,076	476,565
The Gap, Inc.	3,476	102,646
The Home Depot, Inc.	17,374	2,841,692
The Priceline Group, Inc. *	730	1,336,499
The TJX Cos., Inc.	9,420	694,537
Security	Number of Shares	Value ($)
Tiffany & Co.	1,526	140,056
Tractor Supply Co.	1,900	120,251
TripAdvisor, Inc. *	1,500	60,795
Ulta Salon, Cosmetics & Fragrance, Inc. *	890	201,193
		17,031,404

Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc. *	11,600	147,900
Analog Devices, Inc.	5,516	475,314
Applied Materials, Inc.	15,974	832,086
Broadcom Ltd.	5,974	1,448,934
Intel Corp.	69,225	2,636,088
KLA-Tencor Corp.	2,200	233,200
Lam Research Corp.	2,412	446,316
Microchip Technology, Inc.	3,400	305,252
Micron Technology, Inc. *	16,699	656,772
NVIDIA Corp.	8,878	1,587,120
Qorvo, Inc. *	1,950	137,826
QUALCOMM, Inc.	21,803	1,130,267
Skyworks Solutions, Inc.	2,800	285,320
Texas Instruments, Inc.	14,768	1,323,803
Xilinx, Inc.	3,513	248,826
		11,895,024

Software & Services 13.8%
Accenture plc, Class A	9,034	1,220,222
Activision Blizzard, Inc.	11,400	735,414
Adobe Systems, Inc. *	7,335	1,094,235
Akamai Technologies, Inc. *	2,481	120,874
Alliance Data Systems Corp.	716	158,630
Alphabet, Inc., Class A *	4,438	4,321,369
Alphabet, Inc., Class C *	4,477	4,293,935
ANSYS, Inc. *	1,200	147,276
Autodesk, Inc. *	3,320	372,703
Automatic Data Processing, Inc.	6,615	723,152
CA, Inc.	4,544	151,679
Cadence Design Systems, Inc. *	4,100	161,827
Citrix Systems, Inc. *	1,960	150,567
Cognizant Technology Solutions Corp., Class A	8,820	639,803
CSRA, Inc.	2,300	74,221
DXC Technology Co.	4,119	353,740
eBay, Inc. *	14,597	561,401
Electronic Arts, Inc. *	4,552	537,409
Facebook, Inc., Class A *	35,219	6,017,871
Fidelity National Information Services, Inc.	5,000	466,950
Fiserv, Inc. *	3,120	402,355
Gartner, Inc. *	1,300	161,733
Global Payments, Inc.	2,300	218,569
International Business Machines Corp.	12,813	1,858,910
Intuit, Inc.	3,596	511,135
MasterCard, Inc., Class A	13,686	1,932,463
Microsoft Corp.	114,218	8,508,099
Oracle Corp.	44,662	2,159,408
Paychex, Inc.	4,646	278,574
PayPal Holdings, Inc. *	16,597	1,062,706
Red Hat, Inc. *	2,574	285,354
salesforce.com, Inc. *	9,949	929,436
Symantec Corp.	9,187	301,425
Synopsys, Inc. *	2,000	161,060
The Western Union Co.	6,559	125,933
Total System Services, Inc.	2,400	157,200
VeriSign, Inc. *	1,225	130,328
Visa, Inc., Class A	26,817	2,822,221
		44,310,187

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 5.6%
Amphenol Corp., Class A	4,600	389,344
Apple, Inc.	76,304	11,759,973
Cisco Systems, Inc.	74,100	2,491,983
Corning, Inc.	13,065	390,905
F5 Networks, Inc. *	845	101,873
FLIR Systems, Inc.	1,934	75,252
Harris Corp.	1,800	237,024
Hewlett Packard Enterprise Co.	24,669	362,881
HP, Inc.	24,769	494,389
Juniper Networks, Inc.	5,600	155,848
Motorola Solutions, Inc.	2,449	207,847
NetApp, Inc.	3,900	170,664
Seagate Technology plc	4,279	141,934
TE Connectivity Ltd.	5,232	434,570
Western Digital Corp.	4,261	368,150
Xerox Corp.	2,866	95,409
		17,878,046

Telecommunication Services 2.2%
AT&T, Inc.	90,761	3,555,108
CenturyLink, Inc.	7,735	146,192
Level 3 Communications, Inc. *	4,267	227,388
Verizon Communications, Inc.	60,354	2,986,920
		6,915,608

Transportation 2.2%
Alaska Air Group, Inc.	1,800	137,286
American Airlines Group, Inc.	6,381	303,034
C.H. Robinson Worldwide, Inc.	2,200	167,420
CSX Corp.	13,557	735,603
Delta Air Lines, Inc.	9,822	473,617
Expeditors International of Washington, Inc.	2,600	155,636
FedEx Corp.	3,684	831,037
JB Hunt Transport Services, Inc.	1,192	132,407
Kansas City Southern	1,600	173,888
Norfolk Southern Corp.	4,150	548,796
Southwest Airlines Co.	8,073	451,927
Union Pacific Corp.	11,856	1,374,940
United Continental Holdings, Inc. *	3,800	231,344
United Parcel Service, Inc., Class B	10,258	1,231,883
		6,948,818

Utilities 3.1%
AES Corp.	9,089	100,161
Alliant Energy Corp.	3,211	133,481
Ameren Corp.	3,700	214,008
American Electric Power Co., Inc.	7,169	503,550
American Water Works Co., Inc.	2,700	218,457
CenterPoint Energy, Inc.	6,450	188,404
CMS Energy Corp.	4,096	189,727
Consolidated Edison, Inc.	4,535	365,884
Dominion Energy, Inc.	9,826	755,914
DTE Energy Co.	2,738	293,952
Duke Energy Corp.	10,337	867,481
Security	Number of Shares	Value ($)
Edison International	5,086	392,487
Entergy Corp.	2,527	192,962
Eversource Energy	4,606	278,387
Exelon Corp.	13,790	519,469
FirstEnergy Corp.	6,881	212,141
NextEra Energy, Inc.	6,932	1,015,885
NiSource, Inc.	4,992	127,745
NRG Energy, Inc.	4,386	112,238
PG&E Corp.	7,714	525,246
Pinnacle West Capital Corp.	1,550	131,068
PPL Corp.	9,867	374,453
Public Service Enterprise Group, Inc.	7,414	342,897
SCANA Corp.	2,200	106,678
Sempra Energy	3,633	414,634
The Southern Co.	15,123	743,144
WEC Energy Group, Inc.	4,296	269,703
Xcel Energy, Inc.	7,533	356,462
		9,946,618
Total Common Stock
(Cost $148,356,931)		319,003,538

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.92% (c)	158,120	158,120
Total Other Investment Company
(Cost $158,120)		158,120
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Australia & New Zealand Banking Group Ltd.
0.59%, 10/02/17 (d)	805,753	805,753
Total Short-Term Investment
(Cost $805,753)		805,753

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/15/17	12	1,509,660	7,912
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $154,386.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares during the report period:
	Balance of Shares Held at 12/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses) 01/01/17 to 09/30/17	Dividends Received 01/01/17 to 09/30/17
The Charles Schwab Corp.	17,549	300	—	17,849	$75,123	$—	$4,236

The following is a summary of the inputs used to value the fund's investments as of September 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$319,003,538	$—	$—	$319,003,538
Other Investment Company[1]	158,120	—	—	158,120
Short-Term Investment[1]	—	805,753	—	805,753
Futures Contracts[2]	7,912	—	—	7,912
Total	$319,169,570	$805,753	$—	$319,975,323
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG47715SEP17

Schwab Annuity Portfolios
Schwab VIT Balanced Portfolio

Portfolio Holdings as of September 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 79.1% of net assets

U.S. Stocks 19.2%
Large-Cap 15.0%
Schwab U.S. Large-Cap ETF	152,251	9,141,150
Small-Cap 4.2%
Schwab U.S. Small-Cap ETF	37,492	2,525,836
		11,666,986

International Stocks 18.3%
Developed-Market Large-Cap 11.1%
Schwab International Equity ETF	202,808	6,787,984
Developed-Market Small-Cap 2.1%
Schwab International Small-Cap Equity ETF	35,275	1,263,551
Emerging-Market 5.1%
Schwab Emerging Markets Equity ETF	114,653	3,085,312
		11,136,847

Real Assets 5.9%
Real Estate 5.9%
Schwab U.S. REIT ETF	86,570	3,560,624

Fixed Income 35.7%
Inflation-Protected Bond 1.9%
Schwab U.S. TIPS ETF	20,916	1,155,818
Intermediate-Term Bond 33.8%
Schwab U.S. Aggregate Bond ETF	391,906	20,520,198
		21,676,016
Total Affiliated Underlying Funds
(Cost $42,274,318)		48,040,473

Unaffiliated Underlying Funds 18.3% of net assets

U.S. Stock 1.1%
Micro-Cap 1.1%
iShares Micro-Cap ETF	6,818	643,960

Real Assets 2.9%
Commodity 2.9%
Credit Suisse Commodity Return Strategy Fund, Class I *	354,226	1,749,879

Security	Number of Shares	Value ($)
Fixed Income 1.9%
International Developed-Market Bond 1.9%
SPDR Bloomberg Barclays International Treasury Bond ETF	41,640	1,169,667

Money Market Fund 12.4%
Schwab Variable Share Price Money Fund, Ultra Shares 1.10% (a)	7,563,818	7,566,087
Total Unaffiliated Underlying Funds
(Cost $11,256,381)		11,129,593
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.3% of net assets

Time Deposits 3.3%
Australia & New Zealand Banking Group Ltd.
0.59%, 10/02/17 (b)	603,290	603,290
BNP Paribas
0.59%, 10/02/17 (b)	603,290	603,290
Citibank
0.59%, 10/02/17 (b)	179,572	179,572
Sumitomo Mitsui Banking Corp.
0.59%, 10/02/17 (b)	603,290	603,290
Total Short-Term Investments
(Cost $1,989,442)		1,989,442
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

1

Schwab VIT Balanced Portfolio
Portfolio Holdings (Unaudited) continued

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2017:
Affiliated Underlying Funds	Balance of Shares Held at 12/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses) 01/01/17 to 09/30/17	Distributions Received* 01/01/17 to 09/30/17
Schwab Emerging Markets Equity ETF	124,405	9,335	(19,087)	114,653	$648,841	($4,407)	$—
Schwab International Equity ETF	221,738	15,103	(34,033)	202,808	1,233,410	(11,272)	—
Schwab International Small-Cap Equity ETF	37,382	1,346	(3,453)	35,275	240,400	5,343	—
Schwab U.S. Aggregate Bond ETF	371,730	32,220	(12,044)	391,906	340,731	(17,945)	312,488
Schwab U.S. Large-Cap ETF	161,199	11,376	(20,324)	152,251	922,570	127,524	117,558
Schwab U.S. REIT ETF	85,521	6,317	(5,268)	86,570	(3,693)	15,874	49,621
Schwab U.S. Small-Cap ETF	39,408	3,565	(5,481)	37,492	184,974	39,953	19,754
Schwab U.S. TIPS ETF	20,379	2,353	(1,816)	20,916	10,791	(2,720)	9,775
Schwab Variable Share Price Money Fund, Ultra Shares	7,514,841	48,977	—	7,563,818	—	—	52,719
Total					$3,578,024	$152,350	$561,915
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund's investments as of September 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$48,040,473	$—	$—	$48,040,473
Unaffiliated Underlying Funds[1]	11,129,593	—	—	11,129,593
Short-Term Investments[1]	—	1,989,442	—	1,989,442
Total	$59,170,066	$1,989,442	$—	$61,159,508
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
2

Schwab VIT Balanced Portfolio
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
3

Schwab VIT Balanced Portfolio
Notes to Portfolio Holdings (continued)

REG68012SEP17
4

Schwab Annuity Portfolios
Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings as of September 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 92.2% of net assets

U.S. Stocks 28.4%
Large-Cap 22.2%
Schwab U.S. Large-Cap ETF	531,106	31,887,604
Small-Cap 6.2%
Schwab U.S. Small-Cap ETF	131,945	8,889,135
		40,776,739

International Stocks 26.3%
Developed-Market Large-Cap 17.3%
Schwab International Equity ETF	741,021	24,801,973
Developed-Market Small-Cap 3.0%
Schwab International Small-Cap Equity ETF	121,830	4,363,950
Emerging-Market 6.0%
Schwab Emerging Markets Equity ETF	319,857	8,607,352
		37,773,275

Real Assets 5.9%
Real Estate 5.9%
Schwab U.S. REIT ETF	205,237	8,441,398

Fixed Income 28.6%
Inflation-Protected Bond 2.0%
Schwab U.S. TIPS ETF	50,552	2,793,504
Intermediate-Term Bond 26.6%
Schwab U.S. Aggregate Bond ETF	728,395	38,138,762
		40,932,266

Money Market Fund 3.0%
Schwab Variable Share Price Money Fund, Ultra Shares 1.10% (a)	4,315,849	4,317,143
Total Affiliated Underlying Funds
(Cost $113,501,876)		132,240,821

Unaffiliated Underlying Funds 5.9% of net assets

U.S. Stock 1.1%
Micro-Cap 1.1%
iShares Micro-Cap ETF	15,995	1,510,728

Security	Number of Shares	Value ($)
Real Assets 3.8%
Commodity 3.8%
Credit Suisse Commodity Return Strategy Fund, Class I *	1,114,800	5,507,110

Fixed Income 1.0%
International Developed-Market Bond 1.0%
SPDR Bloomberg Barclays International Treasury Bond ETF	49,471	1,389,640
Total Unaffiliated Underlying Funds
(Cost $9,378,541)		8,407,478
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.6% of net assets

Time Deposits 1.6%
BNP Paribas
0.59%, 10/02/17 (b)	1,430,240	1,430,240
Wells Fargo
0.59%, 10/02/17 (b)	890,115	890,115
Total Short-Term Investments
(Cost $2,320,355)		2,320,355
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

1

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings (Unaudited) continued

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2017:
Affiliated Underlying Funds	Balance of Shares Held at 12/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses) 01/01/17 to 09/30/17	Distributions Received* 01/01/17 to 09/30/17
Schwab Emerging Markets Equity ETF	365,522	3,327	(48,992)	319,857	$1,898,829	($28,175)	$—
Schwab International Equity ETF	812,213	13,689	(84,881)	741,021	4,584,081	(116,524)	—
Schwab International Small-Cap Equity ETF	131,875	1,258	(11,303)	121,830	853,994	10,278	—
Schwab U.S. Aggregate Bond ETF	699,249	46,750	(17,604)	728,395	635,042	(30,186)	585,996
Schwab U.S. Large-Cap ETF	551,656	12,462	(33,012)	531,106	3,483,880	144,682	417,171
Schwab U.S. REIT ETF	198,976	15,481	(9,220)	205,237	23,276	9,594	119,585
Schwab U.S. Small-Cap ETF	132,478	10,514	(11,047)	131,945	717,743	81,174	71,836
Schwab U.S. TIPS ETF	49,142	1,917	(507)	50,552	22,152	(735)	23,729
Schwab Variable Share Price Money Fund, Ultra Shares	3,789,408	526,441	—	4,315,849	—	—	28,721
Total					$12,218,997	$70,108	$1,247,038
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund's investments as of September 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$132,240,821	$—	$—	$132,240,821
Unaffiliated Underlying Funds[1]	8,407,478	—	—	8,407,478
Short-Term Investments[1]	—	2,320,355	—	2,320,355
Total	$140,648,299	$2,320,355	$—	$142,968,654
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
2

Schwab VIT Balanced with Growth Portfolio
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
3

Schwab VIT Balanced with Growth Portfolio
Notes to Portfolio Holdings (continued)

REG68013SEP17
4

Schwab Annuity Portfolios
Schwab VIT Growth Portfolio

Portfolio Holdings as of September 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 92.1% of net assets

U.S. Stocks 36.4%
Large-Cap 29.2%
Schwab U.S. Large-Cap ETF	702,082	42,153,003
Small-Cap 7.2%
Schwab U.S. Small-Cap ETF	153,115	10,315,358
		52,468,361

International Stocks 34.3%
Developed-Market Large-Cap 21.3%
Schwab International Equity ETF	916,261	30,667,256
Developed-Market Small-Cap 5.1%
Schwab International Small-Cap Equity ETF	203,025	7,272,355
Emerging-Market 7.9%
Schwab Emerging Markets Equity ETF	424,411	11,420,900
		49,360,511

Real Assets 5.8%
Real Estate 5.8%
Schwab U.S. REIT ETF	204,659	8,417,625

Fixed Income 12.7%
Inflation-Protected Bond 1.0%
Schwab U.S. TIPS ETF	25,769	1,423,995
Intermediate-Term Bond 11.7%
Schwab U.S. Aggregate Bond ETF	323,356	16,930,920
		18,354,915

Money Market Fund 2.9%
Schwab Variable Share Price Money Fund, Ultra Shares 1.10% (a)	4,116,502	4,117,737
Total Affiliated Underlying Funds
(Cost $108,594,524)		132,719,149
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 6.0% of net assets

U.S. Stock 2.1%
Micro-Cap 2.1%
iShares Micro-Cap ETF	32,545	3,073,875

Real Assets 3.9%
Commodity 3.9%
Credit Suisse Commodity Return Strategy Fund, Class I *	1,134,188	5,602,888
Total Unaffiliated Underlying Funds
(Cost $9,185,815)		8,676,763
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets

Time Deposits 1.9%
BNP Paribas
0.59%, 10/02/17 (b)	1,262,959	1,262,959
Sumitomo Mitsui Banking Corp.
0.59%, 10/02/17 (b)	1,437,292	1,437,292
Total Short-Term Investments
(Cost $2,700,251)		2,700,251
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

1

Schwab VIT Growth Portfolio
Portfolio Holdings (Unaudited) continued

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2017:
Affiliated Underlying Funds	Balance of Shares Held at 12/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/17	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses) 01/01/17 to 09/30/17	Distributions Received* 01/01/17 to 09/30/17
Schwab Emerging Markets Equity ETF	478,882	3,844	(58,315)	424,411	$2,487,332	$36,733	$—
Schwab International Equity ETF	985,595	7,881	(77,215)	916,261	5,607,117	(15,981)	—
Schwab International Small-Cap Equity ETF	219,885	1,780	(18,640)	203,025	1,422,643	38,601	—
Schwab U.S. Aggregate Bond ETF	300,053	33,783	(10,480)	323,356	288,439	(13,408)	268,925
Schwab U.S. Large-Cap ETF	713,754	17,704	(29,376)	702,082	4,709,472	146,124	556,007
Schwab U.S. REIT ETF	195,611	9,048	—	204,659	22,173	—	120,836
Schwab U.S. Small-Cap ETF	153,742	2,339	(2,966)	153,115	892,342	24,399	84,853
Schwab U.S. TIPS ETF	22,683	3,086	—	25,769	9,135	—	11,709
Schwab Variable Share Price Money Fund, Ultra Shares	3,092,857	1,023,645	—	4,116,502	—	—	25,971
Total					$15,438,653	$216,468	$1,068,301
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund's investments as of September 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$132,719,149	$—	$—	$132,719,149
Unaffiliated Underlying Funds[1]	8,676,763	—	—	8,676,763
Short-Term Investments[1]	—	2,700,251	—	2,700,251
Total	$141,395,912	$2,700,251	$—	$144,096,163
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2017. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
2

Schwab VIT Growth Portfolio
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
3

Schwab VIT Growth Portfolio
Notes to Portfolio Holdings (continued)

REG68014SEP17
4

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	11/21/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	11/21/2017

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	11/21/2017